Annual Total Returns [BarChart] - Columbia Flexible Capital Income Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2012	14.14%
Annual Return 2013	17.99%
Annual Return 2014	3.78%
Annual Return 2015	(6.39%)
Annual Return 2016	18.52%
Annual Return 2017	13.46%
Annual Return 2018	(7.14%)
Annual Return 2019	22.20%

[1]	Year to Date return as of June 30, 2020: -8.91%